UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

April 10, 2006

To Our Shareholders:

We are pleased to submit to you our report for Cohen & Steers Dividend Value Fund for the period August 31, 2005 (commencement of operations) through February 28, 2006. The net asset values per share at that date were $12.26, $12.23, and $12.27 for Class A, Class C, and Class I shares, respectively. In addition, dividends were declared for shareholders of record on March 23, 2006 and were paid on March 24, 2006 in the amounts per share for Class A, C and I shares of $0.035, $0.02, and $0.05, respectively.a

Shareholders should be aware that, effective February 1, 2006, Cohen & Steers Capital Management agreed through February 2007 to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.00% for Class A shares, 1.65% for Class C shares, and 0.65% for Class I shares. These limitations had previously been set at 1.50% for Class A shares, 2.15% for Class C shares, and 1.15% for Class I shares.

Investment Review

The total return, including income and change in net asset value, for Cohen & Steers Dividend Value Fund and the comparative benchmarks were:

8/31/05 (commencement of operations) through 2/28/06
Cohen and Steers Dividend Value Fund—Class A	7.29%
Cohen and Steers Dividend Value Fund—Class C	6.96%
Cohen and Steers Dividend Value Fund—Class I	7.42%
Russell 1000 Value Index[b]	7.33%
S&P 500 Index[b]	5.92%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. Performance does not include the effect of sales charges. If sales charges were included, returns would have been lower.

The asset mix of the fund as of February 28, 2006 consisted of 86.4% common stock (excluding real estate), 6.8% real estate equities and 6.8% cash.

a  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each calendar year.

b  The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Since the Fund's launch exactly six months ago, U.S. equity markets have been anything but placid. Economic, political and corporate events all served to temper share price gains in the broad equity markets. Nevertheless, the S&P 500 Index did finish the six-month period ended February 28, 2006 with a 5.9% total return. Record high oil prices, rising interest rates and an appreciating U.S. dollar over much of the period provided strong headwinds. Thus far in 2006, U.S. equities are up again, and, as in 2005, energy has been a primary driver of share price movements.

The economic sectors that comprise the S&P 500 Index produced widely divergent returns in 2005. Since the Fund's inception on August 31, 2005, the basic materials sector led the pack, climbing 15.5% on a total return basis, amid soaring global demand for raw materials, particularly from China and India. Rising global commodity prices followed this surge in demand, leading to a virtuous cycle of higher volumes, higher prices and higher margins for many companies in this sector.

Financial companies also did well since the Fund's inception, with a total return of 12.4%. Global economic growth coupled with measured increases in interest rates permitted financial companies around the world to boost profitability. Strong capital markets—both developed and emerging—led to an increase in security issuance and merger and acquisition activity, both very positive for a large number of banks, brokerage firms and wealth managers.

Real estate was the third best performing sector since the Fund's inception. The NAREIT Equity REIT Index returned 11.6% over this period in sharp defiance of perceptions among many investors that U.S.REITs had outperformed for too long and that rising interest rates would hurt U.S. REIT returns.

Long a moribund sector, telecommunications (9.6% return) awakened from an extended period of underperformance. Consolidation and services bundling have given some investors new hope for this sector, though competition from wireless and cable remains a concern.

Lagging sectors in the broader market since the Fund's inception include consumer cyclicals (0.7%), resulting from fears that a slowing economic cycle would hurt housing and consumption, and utilities (1.8%), which were chilled by rising interest rates and a correction in natural gas prices. Consumer staples (3.0%) were also left behind as investors turned to "growth" businesses late in 2005.

Of note, despite high volatility and notoriety in 2005, the energy sector posted sub-par returns (3.1%) for the period under review. The sector was battered from profit-taking as the factors that boosted the group earlier in 2005 subsided. Rising global demand, specifically from rapidly developing economics in China and India, continued turmoil in Iraq and new political threats posed by North Korea and Iran were key factors in boosting energy prices. Nevertheless, investors became concerned that current prices may not be sustainable, and many have reduced their holdings of energy companies.

Since inception, leading sectors in the Fund were basic materials (19.3% total return), consumer staples (15.5%) and financials (11.9%). Top-performing holdings included Monsanto (32.1%), up following strong

COHEN & STEERS DIVIDEND VALUE FUND, INC.

demand for its genetically modified seeds, Wal-Mart of Mexico (32.0%), posting gains as a result of the company's continuing efforts to consolidate the Mexican retail marketplace, and Cemex (29.6%), producing positive returns as a result of strong global demand for cement used in infrastructure construction. Financial companies Franklin Resources (28.0%) and ACE (26.7%) round out the list of top performers in the period.

Underperforming sectors included telecommunications (-17.6%), healthcare (0.6%) and utilities (1.0%). Specific holdings that detracted from performance included global telecom giant Vodafone (-27.8%), hurt by weak growth in several markets including Japan, chip-maker Intel (-19.3%), which fell due to weaker market share figures, and retail REIT Mills Company (-12.1%), down following concerns over the company's accounting and restructuring due to overly aggressive development plans. Healthcare companies Johnson & Johnson (-8.1%) and Smith & Nephew (-7.8%) declined on news that led investors to lower their growth expectations for most companies in this sector.

Investment Outlook

With little prospect of easing global political tensions, oil prices showing great resilience, and the expectation of two or more interest rate hikes by the Federal Reserve, it seems that equities face significant obstacles in the near-term. Moreover, the U.S. dollar's strength in 2005 only serves to make U.S. exports less competitive abroad.

However, silver linings are evident in these dark clouds. We believe the Fed is nearing the end of its series of interest rate hikes, and oil, even if it were to stabilize at current (lofty) levels, has not proven to be an "economy killer" thus far. Though interest rates are up, they remain at historically low levels. Finally, while the U.S. dollar has strengthened, it ended 2005 only about 3% stronger for the year—far too little to impede the foreign operations of America's largest global companies.

The good news is equity valuations, in general, are attractive. Currently, the S&P 500 trades at just over 15 times expected earnings—among its most attractive level in 10 years. The holdings in the Fund have produced weighted historical five-year growth rate for dividends in the mid-teens, and we forecast strong, double-digit dividend growth for most of these companies in 2006. The fact is, corporate cash flows and cash balances are very strong, suggesting adequate liquidity for investment, dividends, debt reduction, and even share repurchases where it makes economic sense.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Our outlook is premised on moderate global growth, and would change if inflation forced global interest rates sharply higher or global GDP growth were to stall, as such events could have a decidedly negative impact on the Fund's holdings. For now, we continue to find a diversified mix of good, long-term opportunities that meet our value requirements for attractive total returns. We remain fully invested and look forward to satisfactory relative returns in 2006.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

  RICHARD E. HELM

  Portfolio Manager

The views and opinions in the preceding commentary are as of the date of publication and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview or our investment approach.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Performance Review

Class A

Growth of a $10,000 Investment

Class C

Growth of a $10,000 Investment

Class I

Growth of a $100,000 Investment

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Performance Review—(Continued)

	Class A Shares	Class C Shares	Class I Shares
Since Inception[d] (with sales charge)	2.46%[b]	5.96%[c]	—
Since Inception[d] (without sales charge)	7.29%	6.96%	7.42%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Through February 28, 2007, the fund's advisor has contractually agreed to waive certain fees and/or reimburse the fund for expenses. Absent such arrangements, returns would have been lower.

a  The comparative indexes are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the fund's performance. The fund's performance assumes the reinvestment of all dividends and distributions. For more information, including charges and expenses, please read the prospectus carefully before you invest.

b  Reflects a 4.50% front-end sales charge.

c  Reflects a contingent deferred sales charge of 1%.

d  Inception date of August 31, 2005.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/05–02/28/06.

Actual Expenses

The first line of the table on the next page provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value 09/01/05	Ending Account Value 02/28/06	Expenses Paid During Period* 09/01/05– 02/28/06
Class A
Actual (7.29% return)	$1,000.00	$1,072.90	$6.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.41
Class C
Actual (6.96% return)	$1,000.00	$1,069.60	$9.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.17	$9.69
Class I
Actual (7.42% return)	$1,000.00	$1,074.20	$5.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.54	$5.31

*  Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.28%, 1.94% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 7.02%, 7.92% and 11.83%, respectively.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

February 28, 2006

Top Ten Long-Term Holdings
(Unaudited)

Security	Market Value	% of Net Assets
1. Wal-Mart De Mexico SA de CV	$366,720	2.6%
2. Wells Fargo & Co.	365,940	2.6
3. HCC Insurance Holdings	344,433	2.5
4. Nike	303,730	2.2
5. General Electric Co.	299,117	2.1
6. Aflac	296,000	2.1
7. Bank of America Corp.	293,440	2.1
8. Johnson & Johnson	288,250	2.1
9. Baker Hughes	271,880	1.9
10. GlobalSantaFe Corp.	271,166	1.9

Sector Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2006

		Number of Shares	Value
COMMON STOCK	93.2%
BASIC MATERIALS—CHEMICAL	1.5%
Alcoa		2,500	$73,300
Dow Chemical Co.		3,200	137,696
			210,996
COMMERCIAL SERVICES	0.9%
Paychex		3,200	128,160
CONSUMER-CYCLICAL	12.6%
AIRLINES	0.9%
Cathay Pacific Airways Ltd. (ADR)		13,200	123,090
APPAREL	2.2%
Nike		3,500	303,730
AUTO MANUFACTURERS	1.3%
PACCAR		2,600	181,662
AUTO PARTS EQUIPMENT	1.6%
Autoliv		2,200	117,810
Magna International		1,500	111,630
			229,440
HOTEL	1.3%
Harrah's Entertainment		1,300	93,496
InterContinental Hotels Group PLC (ADR)		5,800	89,146
			182,642
LEISURE TIME	1.3%
Carnival Corp.		3,400	175,610
RETAIL	3.2%
Nordstrom		2,300	87,400
Wal-Mart de Mexico SA de CV (ADR)		12,800	366,720
			454,120
TOYS/GAMES/HOBBIES	0.8%
Mattel		6,900	116,265
TOTAL CONSUMER-CYCLICAL			1,766,559

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

February 28, 2006

		Number of Shares	Value
CONSUMER-NON-CYCLICAL	12.9%
AGRICULTURE	2.6%
Altria Group		3,300	$237,270
Monsanto Co.		1,500	125,820
			363,090
BEVERAGE	1.2%
Diageo PLC (ADR)		2,700	166,590
COSMETICS/PERSONAL CARE	1.1%
Procter & Gamble Co.		2,700	161,811
HEALTHCARE PRODUCTS	4.0%
Becton Dickinson & Co.		1,700	108,545
Johnson & Johnson		5,000	288,250
Smith & Nephew PLC (ADR)		3,700	165,353
			562,148
HEALTHCARE SERVICES	0.7%
HCA		2,000	95,800
PHARMACEUTICAL	3.3%
Abbott Laboratories		4,400	194,392
Pfizer		5,800	151,902
Teva Pharmaceutical Industries Ltd. (ADR)		2,900	121,771
			468,065
TOTAL CONSUMER-NON-CYCLICAL			1,817,504
ENERGY	9.7%
OIL & GAS	7.8%
BP PLC (ADR)		2,700	179,334
ChevronTexaco Corp.		1,500	84,720
ConocoPhillips		1,700	103,632
Exxon Mobil Corp.		3,300	195,921
GlobalSantaFe Corp.		4,900	271,166
Kinder Morgan		1,700	157,726
Valero Energy Corp.		1,800	96,822
			1,089,321

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

February 28, 2006

		Number of Shares	Value
OIL & GAS SERVICES	1.9%
Baker Hughes		4,000	$271,880
TOTAL ENERGY			1,361,201
FINANCIAL	27.5%
BANK	9.0%
Bank of America Corp.		6,400	293,440
HSBC Holdings PLC (ADR)		2,200	188,518
North Fork Bancorporation		6,800	173,672
US Bancorp		7,800	241,098
Wells Fargo & Co.		5,700	365,940
			1,262,668
DIVERSIFIED FINANCIAL SERVICE	7.3%
Citigroup		5,100	236,487
Countrywide Financial Corp.		5,100	175,848
Franklin Resources		1,700	174,556
Freddie Mac		1,600	107,824
JPMorgan Chase & Co.		5,800	238,612
Morgan Stanley		1,700	101,422
			1,034,749
INSURANCE	11.2%
ACE Ltd.		4,800	267,504
Aflac		6,400	296,000
Allstate Corp.		4,600	251,988
American International Group		1,600	106,176
Fidelity National Financial		3,900	147,264
HCC Insurance Holdings		10,700	344,433
XL Capital Ltd.		2,300	155,365
			1,568,730
TOTAL FINANCIAL			3,866,147

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

February 28, 2006

		Number of Shares	Value
INDUSTRIAL	9.4%
AEROSPACE & DEFENSE	2.8%
General Dynamics Corp.		1,400	$172,578
Northrop Grumman Corp.		3,400	217,940
			390,518
BUILDING MATERIALS	0.9%
Cemex SA de CV (ADR)		2,100	129,696
COMPUTERS	1.5%
Hewlett-Packard Co.		3,100	101,711
International Business Machines Corp.		1,300	104,312
			206,023
DIVERSIFIED MANUFACTURING	2.1%
General Electric Co.		9,100	299,117
ENVIRONMENTAL CONTROL	0.9%
Waste Management		3,800	126,388
TRANSPORTATION	1.2%
United Parcel Service		2,200	164,362
TOTAL INDUSTRIAL			1,316,104
REAL ESTATE	6.8%
APARTMENT	0.8%
AvalonBay Communities		1,100	113,300
HOTEL	1.3%
Hilton Hotels Corp.		3,200	77,440
Starwood Hotels & Resorts Worldwide		1,700	107,950
			185,390
INDUSTRIAL	1.0%
ProLogis		2,500	131,300
OFFICE	1.7%
Boston Properties		1,400	118,538
Corporate Office Properties Trust		2,900	120,408
			238,946

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

February 28, 2006

		Number of Shares	Value
REGIONAL MALL	1.2%
Mills Corp.		1,400	$55,342
Simon Property Group		1,400	116,158
			171,500
SELF STORAGE	0.8%
Public Storage		1,500	117,030
TOTAL REAL ESTATE			957,466
TECHNOLOGY	3.4%
SEMICONDUCTORS	2.5%
Intel Corp.		7,200	148,320
Microchip Technology		5,900	207,680
			356,000
SOFTWARE	0.9%
Microsoft Corp.		4,500	121,050
TOTAL TECHNOLOGY			477,050
TELECOMMUNICATIONS	3.1%
Nokia Corp. (ADR)		5,500	102,190
Verizon Communications		3,300	111,210
Vodafone Group PLC (ADR)		11,300	218,316
			431,716
UTILITY	5.4%
ELECTRIC—DISTRIBUTION	1.6%
Edison International		5,000	221,800
ELECTRIC—INTEGRATED	3.8%
Exelon Corp.		4,700	268,417
FPL Group		6,300	264,159
			532,576
TOTAL UTILITY			754,376
TOTAL COMMON STOCK (Identified cost—$12,743,972)			13,087,279

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

February 28, 2006

		Principal Amount	Value
COMMERCIAL PAPER	2.6%
San Paolo U.S. Finance Co., 3.46%, due 3/1/06 (Identified cost—$373,000)		$373,000	$373,000
TOTAL INVESTMENTS (Identified cost—$13,116,972)	95.8%		13,460,279
OTHER ASSETS IN EXCESS OF LIABILITIES	4.2%		584,995
NET ASSETS	100.0%		$14,045,274

Glossary of Portfolio Abbreviation

ADR  American Depositary Receipt

Note: Percentages indicated are based on the net assets of the fund.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

ASSETS:
Investments in securities, at value (Identified cost—$13,116,972)	$13,460,279
Receivable for fund shares sold	493,366
Receivable due from advisor	242,762
Deferred offering costs	68,297
Dividends receivable	19,784
Other assets	255
Total Assets	14,284,743
LIABILITIES:
Payable for offering costs	136,221
Payable for distribution fees	7,213
Payable for directors fees	5,291
Payable for investment securities purchased	4,695
Payable for shareholder servicing fees	2,569
Other liabilities	83,480
Total Liabilities	239,469
NET ASSETS	$14,045,274
NET ASSETS consist of:
Paid-in capital	$13,635,072
Undistributed net investment income	24,130
Undistributed net realized gain on investments	42,765
Net unrealized appreciation on investments	343,307
$14,045,274

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

February 28, 2006

CLASS A SHARES:
NET ASSETS	$6,595,062
Shares issued and outstanding ($0.001 par value common stock outstanding)	538,089
Net asset value and redemption price per share	$12.26
Maximum offering price per share ($12.26 ÷ 0.955)[a]	$12.84
CLASS C SHARES:
NET ASSETS	$3,799,769
Shares issued and outstanding ($0.001 par value common stock outstanding)	310,658
Net asset value and offering price per share[b]	$12.23
CLASS I SHARES:
NET ASSETS	$3,650,443
Shares issued and outstanding ($0.001 par value common stock outstanding)	297,392
Net asset value, offering and redemption price per share	$12.27

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF OPERATIONS

For the Period August 31, 2005a through February 28, 2006

Investment Income:
Dividend income (net of $69 of foreign withholding tax)	$72,242
Interest income	7,192
Total Income	79,434
Expenses:
Professional fees	88,276
Offering costs	67,924
Directors' fees and expenses	41,384
Investment advisory fees	25,796
Shareholder reporting expenses	24,934
Administration fees	23,695
Transfer agent fees	11,102
Custodian fees and expenses	9,832
Distribution fees—Class A	2,461
Distribution fees—Class C	4,752
Registration and filing fees	6,258
Shareholder servicing fees—Class A	984
Shareholder servicing fees—Class C	1,584
Miscellaneous	2,912
Total Expenses	311,894
Reduction of Expenses	(269,848)
Net Expenses	42,046
Net Investment Income	37,388
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	42,765
Net change in unrealized appreciation on investments	343,307
Net realized and unrealized gain on investments	386,072
Net Increase in Net Assets Resulting from Operations	$423,460

a  Commencement of operations.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the Period August 31, 2005[a] through February 28, 2006
Change in Net Assets:
From Operations:
Net investment income	$37,388
Net realized gain on investments	42,765
Net change in unrealized appreciation on investments	343,307
Net increase in net assets resulting from operations	423,460
Dividends to Shareholders from Net Investment Income:
Class A	(6,033)
Class C	(4,200)
Class I	(10,880)
Total dividends to shareholders	(21,113)
Capital Stock Transactions:
Increase in net assets from fund share transactions	13,542,652
Total increase in net assets	13,944,999
Net Assets:
Beginning of period	100,275
End of period[b]	$14,045,274

a  Commencement of operations.

b  Includes undistributed net investment income of $24,130.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Period August 31[a], 2005 through February 28, 2006
	Class A	Class C	Class I
Per Share Operating Performance:
Net asset value, beginning of period	$11.46	$11.46	$11.46
Income from investment operations:
Net investment income[b]	0.07	0.03	0.09
Net realized and unrealized gain on investments	0.77	0.77	0.76
Total income from investment operations	0.84	0.80	0.85
Less dividends to shareholders from net investment income	(0.04)	(0.03)	(0.04)
Redemption fees retained by the fund	0.00 [c]	0.00 [c]	0.00 [c]
Net increase in net asset value	0.80	0.77	0.81
Net asset value, end of period	$12.26	$12.23	$12.27
Total investment return[e]	7.29%[d]	6.96%[d]	7.42%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.6	$3.8	$3.7
Ratio of expenses to average daily net assets (before expense reduction)[f]	7.02%	7.93%	11.99%
Ratio of expenses to average daily net assets (net of expense reduction)[f]	1.28%	1.95%	1.07%
Ratio of net investment loss to average daily net assets (before expense reduction)[f]	(4.66)%	(5.53)%	(9.43)%
Ratio of net investment income to average daily net assets (net of expense reduction)[f]	1.08%	0.45%	1.49%
Portfolio turnover rate[e]	8%	8%	8%

a  Commencement of operations.

b  Calculated based on the average shares outstanding during the period.

c  Less than $0.005 per share.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Significant Accounting Policies

Cohen & Steers Dividend Value Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on November 9, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objectives are to provide a relatively high level of current income and long term growth of income and capital appreciation. The fund had no operations until July 22, 2005 when it sold 100 shares each of Class A and Class C, and 8,550 shares of Class I for $100,275 to Cohen & Steers Capital Management, Inc. (the advisor). Investment operations commenced on August 31, 2005. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

To the extent the fund holds securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/ (depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

shareholder has elected to have them paid in cash. Distributions paid by the fund are subject to recharacterization for tax purposes.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Pursuant to an investment advisory agreement (the advisory agreement) with the fund, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a fee, accrued daily and paid monthly at the annual rate of 0.80% of the average daily net assets of the fund up to and including $1.5 billion and 0.70% of the average daily net asset above $1.5 billion.

For the period February 1, 2006 through February 28, 2007, the advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.00% for Class A shares, 1.65% for Class C shares and 0.65% for Class I shares. For the period August 31, 2005 (commencement of operations) through January 31, 2006, the rates were 1.50% for Class A, 2.15% for Class C and 1.15% for Class I.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly at the annual rate of 0.04% of the fund's average daily net assets. For the period August 31, 2005 (commencement of operations) through February 28, 2006, the fund paid the advisor $1,290 in fees under this administration agreement.

Distribution Fees: Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor, distributes the shares of the fund. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the fund may not incur distribution fees which exceed an annual rate of 0.25% of the average daily net assets attributable to the Class A shares and 0.75% of the average daily net assets attributable to the Class C shares.

For the period August 31, 2005 (commencement of operations) through February 28, 2006, the fund has been advised that the distributor received $3,538 in sales commissions from the sale of Class A shares and that the distributor also received $1,600 of contingent deferred sales charges relating to redemptions of Class C shares. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class C shares, including payments to dealers and other financial intermediaries for selling Class C shares and interest and other financing costs associated with Class C shares.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $51 from the fund for the period August 31, 2005 (commencement of operations) through February 28, 2006.

Offering Costs: The advisor incurred offering costs on behalf of the fund in the amount of $136,221, which will be reimbursed by the fund net of any operating expense waivers. Such expenses were deferred and are being amortized over a one year period from the commencement of operations.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the period August 31, 2005 (commencement of operations) through February 28, 2006 totaled $13,241,093 and $540,119 respectively.

Note 4. Income Tax Information

The tax character of dividends paid for the period August 31, 2005 (commencement of operations) through February 28, 2006 was as follows:

Ordinary income	$21,113

As of February 28, 2006, the tax-basis components of accumulated earnings and the federal tax cost were as follows:

Gross unrealized appreciation	$519,223
Gross unrealized depreciation	(175,918)
Net unrealized appreciation	$343,305
Undistributed ordinary income	$64,729
Undistributed long-term capital gains	$2,168
Cost for federal income tax purposes	$13,116,974

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

As of February 28, 2006, the fund had permanent book/tax differences primarily attributable to non-deductible offering expenses. To reflect reclassifications arising from these differences, paid-in capital was charged $7,855 and net investment income was credited $7,855.

Note 5. Capital Stock

The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. At February 28, 2006, Cohen & Steers Capital Management Inc. owned 271,230 shares of Class I. Transactions in fund shares were as follows:

	For the Period August 31, 2005* through February 28, 2006
	Shares	Amount
Class A:
Sold	540,115	$6,510,085
Issued as reinvestment of dividends	214	2,564
Redeemed	(2,340)	(28,124)
Redemption fees retained by the fund[a]	—	33
Net increase	537,989	$6,484,558
Class C:
Sold	324,592	$3,898,126
Issued as reinvestment of dividends	12	139
Redeemed	(14,046)	(168,303)
Redemption fees retained by the fund[a]	—	23
Net increase	310,558	$3,729,985
Class I:
Sold	287,936	$3,317,186
Issued as reinvestment of dividends	906	10,880
Redemption fees retained by the fund[a]	—	43
Net increase	288,842	$3,328,109

*  Commencement of operations

a  The fund may charge a 1% redemption fee on shares sold within six months of the time of purchase.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $150,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2006. The fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the credit agreement.

During the period August 31, 2005 (commencement of operations) through February 28, 2006, the fund did not utilize the line of credit.

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
Cohen & Steers Dividend Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cohen & Steers Dividend Value Fund, Inc. (the "Fund") at February 28, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period August 31, 2005 (commencement of operations) through February 28, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 11, 2006

COHEN & STEERS DIVIDEND VALUE FUND, INC.

TAX INFORMATION—2006

Pursuant to the Jobs and Growth Relief Reconciliation Act of 2003, the fund designates qualified dividend income of $66,680. Additionally, 77.68% of the ordinary dividends qualified for the dividends received deduction available to corporations.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders on their 1099-DIV forms, which are mailed to shareholders after the close of each calender year. The fund may pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. To the extent this occurs, the fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. Distributions of capital decrease the fund's total assets and, therefore, could have the effect of increasing the fund's expense ratio. In addition, in order to make these distributions, the fund may have to sell portfolio securities at a less than opportune time.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

MANAGEMENT OF THE FUND

The business and affairs of the fund are managed under the direction of the board of directors. The board of directors approves all significant agreements between the fund and persons or companies furnishing services to it, including the fund's agreements with its advisor, administrator, custodian and transfer agent. The management of the fund's day-to-day operations is delegated to its officers, the advisor and the fund's administrator, subject always to the investment objective and policies of the fund and to the general supervision of the board of directors.

The directors and officers of the fund and their principal occupations during the past five years are set forth below. The statement of additional information (SAI) includes additional information about fund directors and is available, without charge, upon request by calling 800-330-7348.

Name, Address and Age*	Position(s) Held with Fund	Term of Office	Principal Occupation During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served**
Interested Directors[1]

Robert H. Steers Age: 52	Director and Co-Chairman	2006	Co-Chairman and Co-Chief Executive Officer of Cohen & Steers Capital Management, Inc. (CSCM), the fund's investment manager, and its parent company, Cohen & Steers, Inc. (CNS) since 2004. Vice President and Director, Cohen & Steers Securities, LLC (CSSL), the Cohen & Steers open-end funds' distributor. Prior thereto, Chairman of CSCM and the Cohen & Steers funds.	17	1991 to present

Martin Cohen Age: 56	Director and Co-Chairman	2007	Co-Chairman and Co-Chief Executive Officer of CSCM and CNS. Vice President and Director of CSSL. Prior thereto, President of the CSCM and the Cohen & Steers funds.	17	1991 to present

  (table continued on next page)

*  The address for each director is 280 Park Avenue, New York, NY 10017.

**  The length of time served represents the year in which the director was first elected or appointed to any fund in the Cohen & Steers fund complex.

1  "Interested person", as defined in the 1940 Act, of the fund because of affiliation with CSCM.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(table continued from previous page)

Name, Address and Age*	Position(s) Held with Fund	Term of Office	Principal Occupation During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served**
Disinterested Directors

Bonnie Cohen[2] Age: 63	Director	2008	Consultant. Prior thereto, Undersecretary of State, United States Department of State. Director of Wellsford Real Properties, Inc.	17	2001 to present

George Grossman Age: 52	Director	2006	Attorney-at-law	17	1993 to present

Richard E. Kroon Age: 63	Director	2008	Board member of Finlay Enterprises, Inc., (operator of department store fine jewelry leased departments) and several private companies; member of Investment Subcommittee, Monmouth University; retired Chairman and Managing Partner of the Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin & Jenrette Securities Corporation; and former Chairman of the National Venture Capital Association.	17	2004 to present

Richard J. Norman Age: 62	Director	2007	Private Investor. President of the Board of Directors of Maryland Public Television, Board Member of the Salvation Army. Prior thereto, Investment Representative of Morgan Stanley Dean Witter.	17	2001 to present

  (table continued on next page)

*  The address for each director is 280 Park Avenue, New York, NY 10017.

**  The length of time served represents the year in which the director was first elected or appointed to any fund in the Cohen & Steers fund complex.

2  Martin Cohen and Bonnie Cohen are not related.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

(table continued from previous page)

Name, Address and Age*	Position(s) Held with Fund	Term of Office	Principal Occupation During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served**
Frank K. Ross Age: 62	Director	2007	Professor of Accounting, Howard University; Board member of NCRIC Group, Inc. (insurance) and Pepco Holdings, Inc. (electric utility). Formerly, Midatlantic Area Managing Partner for Audit and Risk Advisory Services at KPMG LLP and Managing Partner of its Washington, DC office.	17	2004 to present

Willard H. Smith Jr. Age: 69	Director	2008	Board member of Essex Property Trust Inc., Realty Income Corporation and Crest Net Lease, Inc. Managing Director at Merrill Lynch & Co., Equity Capital Markets Division from 1983 to 1995.	17	1996 to present

C. Edward Ward, Jr. Age: 59	Director	2006	Member of the Board of Trustees of Directors Manhattan College, Riverdale, New York. Formerly head of closed-end fund listings for the New York Stock Exchange.	17	2004 to present

*  The address for each director is 280 Park Avenue, New York, NY 10017.

**  The length of time served represents the year in which the director was first elected or appointed to any fund in the Cohen & Steers fund complex.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

The officers of the fund (other than Messrs. Cohen and Steers, whose biographies are provided above), their address, their ages and their principal occupations for at least the past five years are set forth below.

Name, Address and Age*	Position(s) Held with Fund	Principal Occupation During Past 5 Years	Length of Time Served**
Adam M. Derechin Age: 41	President and Chief Executive Officer	Chief Operating Officer of CSCM (since 2003) and CNS (since 2004). Prior to that, Senior Vice President of CSCM and Vice President and Assistant Treasurer of the Cohen & Steers funds.	Since 2005

Joseph M. Harvey Age: 42	Vice President	President of CSCM (since 2003) and CNS (since 2004). Prior to that, Senior Vice President and Director of Investment Research of CSCM.	Since 2004

Richard E. Helm Age: 46	Vice President	Senior Vice President CSCM since 2005. Prior to that, Senior Portfolio Manager of WM Advisors, Inc. since 2001, and Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company from 1999 to 2001.	Since 2005

Lawrence B. Stoller Age: 42	Secretary	Executive Vice President and General Counsel of CSCM and CNS since 2004. Secretary of CSSL since 2006. Prior to that, Senior Vice President and General Counsel of CSCM and Assistant Secretary of the Cohen & Steers funds (since 1999) and Chief Legal Officer of CSSL (since 2002).	Since 2005

Jay J. Chen Age: 42	Treasurer and Chief Financial Officer	Senior Vice President of CSCM since August 2003, President of CSSL since 2006 and prior to that, Assistant Treasurer of CSSL since 2002. Prior to that, Vice President of CSCM.	Since 2005

Lisa D. Phelan Age: 37	Chief Compliance Officer	Vice President & Director of Compliance of CSCM since January 2006. Chief Compliance Officer of CSSL since 2004. Prior to that, Compliance Officer of CSCM since 2004. Chief Compliance Officer, Avatar Associates & Overture Asset Managers, 2003-2004. First VP, Risk Management, Prudential Securities, Inc. 2000-20003.	Since 2006

John E. McLean Age: 34	Assistant Secretary	Vice President and Associate General Counsel of CSCM since September 2003. Prior to that, Vice President, Law and Regulation, J&W Seligman & Co. Incorporated (money manager).	Since 2004

*  The address of each officer is 280 Park Avenue, New York, NY 10017

**  Officers serve one-year terms. The length of time served represents the year in which the officer was first elected to that position in any fund in the Cohen & Steers fund complex. All of the officers listed above are officers of one or more of the other funds in the complex.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Meet the Cohen & Steers family of open-end funds:

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks.

  •  Symbols: DVFAX, DVFCX, DVFIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS DIVIDEND VALUE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Richard E. Helm
Vice president

Lawrence B. Stoller
Secretary

Jay J. Chen
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

John E. McLean
Assistant secretary

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Subadministrator and Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent

Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—DVFAX
Class C—DVFCX
Class I—DVFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Dividend Value Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

DIVIDEND VALUE FUND

280 PARK AVENUE

NEW YORK, NY 10017

ANNUAL REPORT

FEBRUARY 28, 2006

Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be by calling 800-330-7348 or writing to the Secretary of the registrant, 280 Park Avenue, New York, NY 10017.

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that Frank K. Ross, a member of the registrant’s audit committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2005	2004
Audit Fees	$42,000	n/a
Audit-Related Fees	—	n/a
Tax Fees	$12,600	n/a
All Other Fees	—	n/a

Tax fees were billed in connection with the preparation of tax returns, calculation and designation of dividends and other miscellaneous tax services.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is subcontracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2005	2004
Audit-Related Fees	—	n/a
Tax Fees	—	n/a
All Other Fees	$85,000	n/a

These other fees were billed in connection with internal control reviews and AIMR performance reviews.

(e)(1)       The audit committee is required to pre-approve audit and non-audit services performed for the registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser and any sub-adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and/or to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, if the engagement for services relates directly to the operations and financial reporting of the registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee may not delegate its responsibility to pre-approve services to be performed by the registrant’s principal accountant for the investment adviser.

(e) (2)      No services included in (b) – (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable.

(g)           For the fiscal year ended February 28, 2006, the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and for non-audit services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and/or to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant was $97,600.

(h)           The registrant’s audit committee considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and/or to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X  was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President and Chief Executive Officer

Date: May 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ Jay J. Chen
	Name:	Jay J. Chen
	Title:	Treasurer
(principal financial officer)

Date: May 3, 2006